General	6 Months Ended
Jun. 30, 2018
General [Abstract]
GENERAL

NOTE 1: - GENERAL

a.	RADCOM Ltd. (the “Company”) is an Israeli corporation which provides NFV-ready service assurance, cloud-native network intelligence solutions for Communication Service Providers (“CSPs”). The Company’s solutions include RADCOM Service Assurance (MaveriQ), an NFV service assurance solution which continuously monitors network performance and quality of services to optimize user experience for CSPs’ subscribers and RADCOM Network Visibility, a cloud-native network visibility solution launched in February 2018 that offers advanced network intelligence and packet broker functionality. The Company specializes in solutions for next-generation mobile and fixed networks, including LTE, LTE-A, VoLTE, IMS, VoIP, WiFi, VoWiFi, UMTS/GSM and mobile broadband. The Company’s shares (the “Ordinary Shares”) are listed on the Nasdaq Capital Market under the symbol “RDCM”.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company’s products in United States and Brazil, respectively. The Company also has a wholly-owned subsidiary in India, that primarily provides marketing, customer support and development services worldwide. Additionally, the Company has a wholly-owned subsidiary in Israel solely established for the purpose of making various investments, including securities purchases.

b.	In December 2015, the Company entered to a multi-year sales agreement with Amdocs Software Systems Limited (“Amdocs”) for the resale of the Company’s solutions to AT&T, a leading North American Tier-1 telecom operator (the “AT&T Engagement”). Since then, the Company signed additional agreements with Amdocs in connection with the AT&T Engagement. During the six month periods ended June 30, 2018 and 2017, the Company recognized revenues in the amount of $7,903 and $8,614 pursuant to the AT&T Engagement and the additional agreements, which represent approximately 37% and 51% of the total consolidated revenues of the Company, respectively. (See also Note 10c).

The Company depends on a limited number of contract customers for selling its solution. If these customers become unable or unwilling to continue to buy the Company’s solution, it could adversely affect the Company’s results of operations and financial position.

The loss of any significant customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the company’s business, results of operations and financial condition.